DEFERRED TAX ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Changes in deferred tax assets	$ (4.0)	$ (6.4)	$ (62.7)
Changes in deferred tax liabilities	1.6	10.1	21.7
Currency translation adjustments	2.2	(3.3)	6.4
Deferred tax movements (expense)	(0.2)	0.4	(34.6)
Recognized in the consolidated statements of comprehensive income	(3.2)	6.8	(34.4)
Recognized in equity	$ 3.0	$ (6.4)	$ (0.2)